Form 13F

			Form 13F Cover Page


Report for the Quarter Ended: September 30, 2005

Check Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new Holdings entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

The Institutional Investment Manager filing this report and the person by whom it is signed represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report, on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Titile:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY, October 25, 2005


Report Type	(Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included managers:		0

Form 13F Information Table Entry Total:	       39

Form 13F Information Table Value Total:    16,474


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC.              COM              02209s103     1196    16225 SH       SOLE                    16225
AMERICAN EXPRESS CO.           COM              025816101      202     3515 SH       SOLE                     3515
BANK OF AMERICA CORP.          COM              060505104      434    10298 SH       SOLE                    10298
BANK OF NEW YORK INC.          COM              064057102      244     8300 SH       SOLE                     8300
CHICO'S FAS, INC.              COM              168615102      850    23100 SH       SOLE                    23100
CISCO SYSTEMS, INC.            COM              17275R102      651    36324 SH       SOLE                    36324
CITIGROUP INC.                 COM              172967101     1026    22548 SH       SOLE                    22548
DELL, INC.                     COM              247025109      510    14900 SH       SOLE                    14900
EMC CORP.                      COM              268648102      243    18746 SH       SOLE                    18746
EXXON MOBIL CORPORATION        COM              302290101      654    10300 SH       SOLE                    10300
GENERAL ELECTRIC CO.           COM              369604103     1697    50400 SH       SOLE                    50400
GILLETTE CO.                   COM              375766102      443     7604 SH       SOLE                     7604
HALLIBURTON CO.                COM              406216101      596     8700 SH       SOLE                     8700
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      324     4200 SH       SOLE                     4200
HOME DEPOT INC.                COM              437076102      256     6700 SH       SOLE                     6700
INTEL CORPORATION              COM              458140100      568    23047 SH       SOLE                    23047
JOHNSON & JOHNSON              COM              478160104      386     6100 SH       SOLE                     6100
LUCENT TECHNOLOGIES            COM              549463107       90    27600 SH       SOLE                    27600
MBNA CORP.                     COM              55262L101      255    10342 SH       SOLE                    10342
MERCK & CO.                    COM              589331107      207     7600 SH       SOLE                     7600
MICROSOFT CORP.                COM              594918104      643    25000 SH       SOLE                    25000
MORGAN (J.P.) CHASE & CO.      COM              46625H100      244     7200 SH       SOLE                     7200
NASDAQ 100 TRUST               COM              631100104      442    11200 SH       SOLE                    11200
PFIZER INC.                    COM              717081103      382    15301 SH       SOLE                    15301
PNC BANK CORP.                 COM              693475105      429     7400 SH       SOLE                     7400
PRIMUS TELECOMMUNICATIONS GROU COM              741929103       55    54352 SH       SOLE                    54352
RF MICRODEVICES INC.           COM              749941100       68    12000 SH       SOLE                    12000
ROHM & HAAS CO.                COM              775371107      354     8600 SH       SOLE                     8600
SAPIENT CORPORATION            COM              803062108      112    17937 SH       SOLE                    17937
STANLEY WORKS                  COM              854616109      306     6550 SH       SOLE                     6550
TIME WARNER INC.               COM              887317105      203    11200 SH       SOLE                    11200
UNITED TECHNOLOGIES CORP.      COM              913017109      674    13000 SH       SOLE                    13000
VECTOR GROUP LTD.              COM              92240M108      596    29782 SH       SOLE                    29782
WASHINGTON MUTUAL INC.         COM              939322103      531    13545 SH       SOLE                    13545
WATERSAVE LOGIC CORP.          COM              941900102        2    25000 SH       SOLE                    25000
ING PRIME RATE TRUST SER F-7 3 PFD              44977w601      250       10 SH       SOLE                       10
JOHN HANCOCK INCOME SEC TR 3.3 PFD              410123202      225        9 SH       SOLE                        9
JAPAN EQUITY FUND                               471057109      108 12500.000SH       SOLE                12500.000
GENERAL MOTORS ACCEPT. CORP.                    37042GN51       20    25000 PRN      SOLE                    25000